Income taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes
Deferred tax assets attributable to reinvestment of undistributed earnings of foreign consolidated subsidiaries and affiliates	$ 0
Undistributed earnings of foreign consolidated subsidiaries and affiliates	26,800	26,300
Percentage change in tax rate in countries of operation	0.00%
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	5,422	26,799	20,314
Tax at Brazilian composite rate	(1,843)	(9,112)	(6,907)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	1,337	1,655	995
Difference on foreign tax jurisdiction rates	168	1,406	1,583
Tax incentives	204	704	642
Social contribution contingency payment		506
Reversal/Constitution of allowance for tax loss carryfoward	(228)	(297)
Reversal of deferred tax liability	1,236
Other non-taxable, income/non deductible expenses	(41)	(144)	(18)
Income taxes per consolidated statements of income	833	(5,282)	(3,705)
Brazil
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	6,210	21,267	16,586
Tax at Brazilian composite rate	(2,111)	(7,231)	(5,639)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	1,337	1,655	995
Tax incentives	204	704	642
Social contribution contingency payment		506
Reversal/Constitution of allowance for tax loss carryfoward		129
Reversal of deferred tax liability	1,236
Other non-taxable, income/non deductible expenses	(41)	48	13
Income taxes per consolidated statements of income	625	(4,189)	(3,989)
Foreign
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	(788)	5,532	3,728
Tax at Brazilian composite rate	268	(1,881)	(1,268)
Adjustments to derive effective tax rate:
Difference on foreign tax jurisdiction rates	168	1,406	1,583
Reversal/Constitution of allowance for tax loss carryfoward	(228)	(426)
Other non-taxable, income/non deductible expenses		(192)	(31)
Income taxes per consolidated statements of income	$ 208	$ (1,093)	$ 284